Forward Stock Split	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Forward Stock Split

NOTE 9 –FORWARD STOCK SPLIT

On June 26, 2017 FINRA approved a 6 to 1 forward split, all numbers reflected in the Financial Statements account for the forward split and have been retroactively adjusted.